Properties, Plants and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Properties, Plants and Equipment
Properties, Plants and Equipment

Our investment in PP&E, with the associated accumulated depreciation, at December 31 was:

	Estimated Useful Lives	Millions of Dollars
		2015*	2014*

Land		$6.0	17.4
Buildings and improvements	3 to 30 years	30.0	27.3
Pipelines and related assets**	10 to 45 years	229.5	165.0
Terminals and related assets**	25 to 45 years	345.9	334.7
Rail racks and related assets**	33 years	136.3	133.5
Fractionator and related assets**	25 years	626.2	—
Caverns and related assets**	25 to 45 years	285.3	—
Construction-in-progress		237.7	580.0
Gross PP&E		1,896.9	1,257.9
Less: Accumulated depreciation		(271.7)	(247.3)
Net PP&E		$1,625.2	1,010.6

* Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.
**Assets for which we are the lessor. See Note 15—Leases.

Construction-in-progress at December 31, 2015, included:

•	Two NGL storage caverns still under construction. The caverns will be depreciated over a 45 year estimated useful life.

•	A fractionator hot oil heater still under construction. The heater will be depreciated over a 25 year estimated useful life.